Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000124381
Account Value [Line Items]
Line Graph and Table Measure Name	I
Account Value	$ 35,301	$ 28,918	$ 21,688	$ 17,754	$ 20,546	$ 15,792	$ 14,317	$ 14,844	$ 13,008	$ 10,661	$ 10,000
C000124382
Account Value [Line Items]
Line Graph and Table Measure Name	N
Account Value	$ 34,418	28,264	21,257	17,442	20,239	15,600	14,172	14,738	12,947	10,640	10,000
C000144290
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 178,199,136	145,809,846	109,272,072	89,382,120	103,339,508	79,331,008	71,839,170	74,447,053	65,187,765	53,352,886	50,000,000
C000124383
Account Value [Line Items]
Line Graph and Table Measure Name	I
Account Value	$ 27,636	23,727	18,631	15,753	19,830	13,092	12,945	14,668	13,435	11,374	10,000
C000124384
Account Value [Line Items]
Line Graph and Table Measure Name	N
Account Value	$ 26,966	23,208	18,267	15,489	19,545	12,940	12,828	14,567	13,371	11,351	10,000
C000144291
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 139,573,837	119,730,204	93,831,056	79,281,947	99,740,924	65,793,069	64,997,220	73,579,721	67,296,845	56,948,463	50,000,000
C000124385
Account Value [Line Items]
Line Graph and Table Measure Name	I
Account Value	$ 22,867	18,103	14,617	11,390	14,912	11,932	11,993	12,284	12,185	10,162	10,000
C000124386
Account Value [Line Items]
Line Graph and Table Measure Name	N
Account Value	$ 22,273	17,681	14,307	11,188	14,679	11,775	11,864	12,173	12,121	10,128	10,000
C000144292
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 115,495,749	91,273,103	73,654,511	57,356,529	74,975,522	59,918,803	60,202,901	61,548,644	61,049,744	50,857,428	50,000,000
C000151790
Account Value [Line Items]
Line Graph and Table Measure Name	I
Account Value	$ 20,406	17,431	13,446	11,645	16,338	13,933	12,559	13,315	13,776	11,214	10,000
C000151791
Account Value [Line Items]
Line Graph and Table Measure Name	N
Account Value	$ 19,860	17,013	13,151	11,439	16,077	13,745	12,423	13,204	13,712	11,181	10,000
C000151792
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 102,848,099	87,791,527	67,647,959	58,510,112	81,999,798	69,894,455	62,952,626	66,681,592	68,935,123	56,023,014	50,000,000
C000076804
Account Value [Line Items]
Line Graph and Table Measure Name	I
Account Value	$ 39,572	32,980	23,630	20,794	24,964	19,421	16,249	16,027	12,931	11,112	10,000
C000120475
Account Value [Line Items]
Line Graph and Table Measure Name	N
Account Value	$ 38,597	32,254	23,168	20,427	24,603	19,180	16,091	15,910	12,871	11,089	10,000
C000144284
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 199,754,513	166,392,407	119,073,295	104,686,642	125,579,329	97,586,988	81,550,358	80,359,618	64,774,099	55,615,459	50,000,000
C000076805
Account Value [Line Items]
Line Graph and Table Measure Name	I
Account Value	$ 29,594	25,293	18,611	16,676	21,829	15,454	14,192	15,928	13,261	11,024	10,000
C000120476
Account Value [Line Items]
Line Graph and Table Measure Name	N
Account Value	$ 28,888	24,743	18,257	16,397	21,526	15,269	14,061	15,816	13,197	10,996	10,000
C000144285
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 149,383,286	127,534,696	93,741,735	83,912,264	109,780,127	77,629,788	71,228,388	79,850,101	66,396,302	55,151,502	50,000,000
C000076806
Account Value [Line Items]
Line Graph and Table Measure Name	I
Account Value	$ 22,756	18,657	14,371	11,864	16,259	13,617	12,311	12,726	12,200	10,640	10,000
C000120477
Account Value [Line Items]
Line Graph and Table Measure Name	N
Account Value	$ 22,209	18,254	14,090	11,662	16,026	13,446	12,187	12,630	12,142	10,616	10,000
C000144286
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 114,942,692	94,124,893	72,412,690	59,740,900	81,776,050	68,400,831	61,798,616	63,807,354	61,150,888	53,265,192	50,000,000
C000115554
Account Value [Line Items]
Line Graph and Table Measure Name	I
Account Value	$ 30,400	28,472	22,710	20,221	23,350	19,373	17,579	16,041	13,489	11,400	10,000
C000115553
Account Value [Line Items]
Line Graph and Table Measure Name	N
Account Value	$ 29,601	27,800	22,235	19,850	22,990	19,131	17,401	15,920	13,425	11,378	10,000
C000145934
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 153,213,789	143,406,158	114,337,610	101,712,116	117,333,235	97,333,729	88,226,114	80,409,939	67,578,847	57,062,999	50,000,000
C000115556
Account Value [Line Items]
Line Graph and Table Measure Name	I
Account Value	$ 18,850	17,210	14,196	12,133	15,597	13,395	12,978	12,954	12,558	11,284	10,000
C000115555
Account Value [Line Items]
Line Graph and Table Measure Name	N
Account Value	$ 18,378	16,833	13,920	11,918	15,373	13,238	12,848	12,861	12,498	11,259	10,000
C000145935
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 95,136,484	86,804,516	71,567,290	61,052,652	78,464,671	67,326,186	65,161,461	64,992,359	62,904,636	56,477,389	50,000,000
C000070950
Account Value [Line Items]
Line Graph and Table Measure Name	I
Account Value	$ 32,133	24,676	18,707	14,885	17,823	14,512	13,629	14,465	13,437	11,133	10,000
C000070949
Account Value [Line Items]
Line Graph and Table Measure Name	N
Account Value	$ 31,289	24,079	18,301	14,602	17,529	14,314	13,473	14,358	13,374	11,093	10,000
C000135923
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 162,159,924	124,374,844	94,218,119	74,897,454	89,565,304	72,819,067	68,441,489	72,552,319	67,342,563	55,665,027	50,000,000
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 39,447	33,598	24,852	20,630	25,045	18,992	16,514	16,046	13,647	11,496	10,000
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 39,447	33,598	24,852	20,630	25,045	18,992	16,514	16,046	13,647	11,496	10,000
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 197,235,134	167,989,722	124,258,660	103,152,429	125,226,545	94,958,212	82,571,396	80,230,546	68,234,938	57,482,040	50,000,000
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 39,447	33,598	24,852	20,630	25,045	18,992	16,514	16,046	13,647	11,496	10,000
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 39,447	33,598	24,852	20,630	25,045	18,992	16,514	16,046	13,647	11,496	10,000
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 197,235,134	167,989,722	124,258,660	103,152,429	125,226,545	94,958,212	82,571,396	80,230,546	68,234,938	57,482,040	50,000,000
MSCI World Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Net Total Return USD Index
Account Value	$ 32,260	27,514	20,777	17,037	21,199	16,456	14,905	14,637	13,159	11,136	10,000
MSCI World Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Net Total Return USD Index
Account Value	$ 32,260	27,514	20,777	17,037	21,199	16,456	14,905	14,637	13,159	11,136	10,000
Russell 1000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 40,586	34,468	25,404	20,962	25,321	19,334	16,665	16,044	13,624	11,493	10,000
Russell 1000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 40,586	34,468	25,404	20,962	25,321	19,334	16,665	16,044	13,624	11,493	10,000
Russell 1000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 202,929,553	172,341,746	127,020,922	104,808,166	126,603,262	96,670,538	83,327,255	80,220,385	68,119,068	57,465,889	50,000,000
Russell 2000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 25,391	22,925	18,085	16,602	21,701	14,695	14,638	16,066	13,942	11,547	10,000
Russell 2000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 25,391	22,925	18,085	16,602	21,701	14,695	14,638	16,066	13,942	11,547	10,000
Russell 2000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 126,953,253	114,622,521	90,423,461	83,010,584	108,507,410	73,475,966	73,190,342	80,331,116	69,708,793	57,733,871	50,000,000
MSCI Daily TR Net World Ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Daily TR Net World Ex USA Index
Account Value	$ 22,432	19,332	15,468	12,474	16,394	12,960	12,939	13,063	12,723	10,716	10,000
MSCI Daily TR Net World Ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Daily TR Net World Ex USA Index
Account Value	$ 22,432	19,332	15,468	12,474	16,394	12,960	12,939	13,063	12,723	10,716	10,000
MSCI Daily TR Net World Ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Daily TR Net World Ex USA Index
Account Value	$ 112,158,478	96,660,367	77,339,236	62,371,244	81,971,444	64,800,709	64,695,092	65,314,624	63,616,739	53,580,300	50,000,000
MSCI Emerging Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Net Total Return USD Index
Account Value	$ 21,565	18,381	14,582	13,055	18,161	15,364	13,899	14,185	14,301	11,678	10,000
MSCI Emerging Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Net Total Return USD Index
Account Value	$ 21,565	18,381	14,582	13,055	18,161	15,364	13,899	14,185	14,301	11,678	10,000
MSCI Emerging Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Net Total Return USD Index
Account Value	$ 107,827,371	91,906,708	72,911,670	65,274,938	90,803,687	76,819,315	69,495,353	70,925,583	71,506,043	58,391,625	50,000,000
Russell 1000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 40,586	34,468	25,404	20,962	25,321	19,334	16,665	16,044	13,624	11,493	10,000
Russell 1000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 40,586	34,468	25,404	20,962	25,321	19,334	16,665	16,044	13,624	11,493	10,000
Russell 1000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 202,929,553	172,341,746	127,020,922	104,808,166	126,603,262	96,670,538	83,327,255	80,220,385	68,119,068	57,465,889	50,000,000
Russell 2000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 25,391	22,925	18,085	16,602	21,701	14,695	14,638	16,066	13,942	11,547	10,000
Russell 2000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 25,391	22,925	18,085	16,602	21,701	14,695	14,638	16,066	13,942	11,547	10,000
Russell 2000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 126,953,253	114,622,521	90,423,461	83,010,584	108,507,410	73,475,966	73,190,342	80,331,116	69,708,793	57,733,871	50,000,000
MSCI Daily TR Net World Ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Daily TR Net World Ex USA Index
Account Value	$ 22,432	19,332	15,468	12,474	16,394	12,960	12,939	13,063	12,723	10,716	10,000
MSCI Daily TR Net World Ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Daily TR Net World Ex USA Index
Account Value	$ 22,432	19,332	15,468	12,474	16,394	12,960	12,939	13,063	12,723	10,716	10,000
MSCI Daily TR Net World Ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Daily TR Net World Ex USA Index
Account Value	$ 112,158,478	96,660,367	77,339,236	62,371,244	81,971,444	64,800,709	64,695,092	65,314,624	63,616,739	53,580,300	50,000,000
Russell 1000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 40,586	34,468	25,404	20,962	25,321	19,334	16,665	16,044	13,624	11,493	10,000
Russell 1000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 40,586	34,468	25,404	20,962	25,321	19,334	16,665	16,044	13,624	11,493	10,000
Russell 1000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 202,929,553	172,341,746	127,020,922	104,808,166	126,603,262	96,670,538	83,327,255	80,220,385	68,119,068	57,465,889	50,000,000
MSCI Daily TR Net World Ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Daily TR Net World Ex USA Index
Account Value	$ 22,432	19,332	15,468	12,474	16,394	12,960	12,939	13,063	12,723	10,716	10,000
MSCI Daily TR Net World Ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Daily TR Net World Ex USA Index
Account Value	$ 22,432	19,332	15,468	12,474	16,394	12,960	12,939	13,063	12,723	10,716	10,000
MSCI Daily TR Net World Ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Daily TR Net World Ex USA Index
Account Value	$ 112,158,478	96,660,367	77,339,236	62,371,244	81,971,444	64,800,709	64,695,092	65,314,624	63,616,739	53,580,300	50,000,000
MSCI World Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Net Total Return USD Index
Account Value	$ 161,300,443	$ 137,572,057	$ 103,885,582	$ 85,184,306	$ 105,993,956	$ 82,280,136	$ 74,524,252	$ 73,186,723	$ 65,793,184	$ 55,678,831	$ 50,000,000